RESERVES, Movements in Share-based Payments Reserve (Details)	6 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Movements in share-based payments reserve [Abstract]
Opening balance, Share-based payments reserve	$ 1,311,675
Conversion of performance rights	0
Expiration of employee options	0	$ 0
Share based payment expense	286,607	$ 99,137
Closing balance, Share-based payments reserve	$ 997,012
Share Based Payments Reserve [Member]
Movements in share-based payments reserve [Abstract]
Opening balance, Number of incentive options (in shares) | shares	53,625,000
Number of incentive share options granted (in shares) | shares	5,200,000
Number of incentive share options exercised (in shares) | shares	(7,625,000)
Number of incentive share options expiration (in shares) | shares	(6,250,000)
Closing balance, Number of incentive options (in shares) | shares	44,950,000
Opening balance, Number of performance rights (in shares) | shares	5,000,000
Number of performance rights to be granted (in shares) | shares	1,500,000
Number of performance rights converted (in shares) | shares	(500,000)
Number of performance rights expiration (in shares) | shares	0
Closing balance, Number of performance rights (in shares) | shares	6,000,000
Opening balance, Share-based payments reserve	$ 1,311,675
Exercise of employee options	(322,569)
Conversion of performance rights	(30,359)
Expiration of employee options	(248,342)
Share based payment expense	286,607
Closing balance, Share-based payments reserve	$ 997,012